FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF COMPANY REMAINING CONTRACTUAL MATURITIES FOR ITS FINANCIAL LIABILITIES

The following table details the Company’s remaining contractual maturities for its financial liabilities. The table has been drawn up based on undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay. The table includes both interest and principal cash flows. To the extent that interest flows are at a floating rate, the undiscounted amount is calculated based on interest rate at the end of the reporting periods:

	As of December 31, 2023
			Total
	Within 1 year	More than 1 year but less than 5 years	contractual undiscounted cash flow	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000
Amounts owed to related parties	553	-	553	553
Note payable	7,597	7,394	14,991	14,991
Total	8,150	7,394	15,544	15,544

	As of December 31, 2022
		More than 1	Total contractual
	Within 1 year	year but less than 5 years	undiscounted cash flow	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	3,079	-	3,079	3,079
Amounts owed to related parties	1,291	-	1,291	1,291
Note payable	-	8,775	8,775	8,775
Lease liabilities	349	146	495	495
Total	4,719	8,921	13,640	13,640

SUMMARY OF LOSS BEFORE TAXATION
	As of December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Loss before taxation	8	39	895